PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited)
1
Voya Multi-Manager Mid Cap
Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.7%
Communication Services : 0.8%
409
(1)
Charter
Communications, Inc.
- Class A
$ 108,622
0.1
1,255
Electronic Arts, Inc.
215,797
0.1
2,408
Fox Corp. - Class A
143,758
0.1
1,625
Fox Corp. - Class B
88,644
0.0
4,465  Interpublic Group of
Cos., Inc.
119,840
0.1
8,732
(1)
Liberty Global Ltd.
- Class A
102,514
0.0
7,201
(1)
Liberty Global Ltd.
- Class C
86,052
0.0
3,123  Millicom International
Cellular SA
150,872
0.1
1,996  New York Times Co.
- Class A
119,441
0.1
2,200
News Corp. - Class A
64,702
0.0
793  Nexstar Media Group,
Inc.
162,192
0.1
1,503
Omnicom Group, Inc.
117,730
0.1
1,480,164
0.8
Consumer Discretionary : 9.7%
1,723
(1)
Aptiv PLC
137,030
0.1
4,949
Aramark
193,555
0.1
62,500  Bath & Body Works,
Inc.
1,825,625
1.0
1,864
Best Buy Co., Inc.
137,265
0.1
45,888
BorgWarner, Inc.
1,962,171
1.1
2,223
Boyd Gaming Corp.
190,867
0.1
422
(1)
Bright Horizons Family
Solutions, Inc.
49,813
0.0
822
D.R. Horton, Inc.
139,313
0.1
121
Domino's Pizza, Inc.
55,454
0.0
4,842
eBay, Inc.
438,734
0.2
12,100
Expedia Group, Inc.
2,599,080
1.4
6,617
Ford Motor Co.
77,882
0.0
852
Garmin Ltd.
206,031
0.1
765
Genuine Parts Co.
106,587
0.1
576
(1)
Grand Canyon
Education, Inc.
116,104
0.1
2,869
H&R Block, Inc.
144,454
0.1
961
Hasbro, Inc.
78,004
0.0
3,425  Hilton Worldwide
Holdings, Inc.
945,505
0.5
695
Lear Corp.
76,450
0.0
704
Lennar Corp. - Class A
93,731
0.1
175
Lithia Motors, Inc.
58,919
0.0
4,897
LKQ Corp.
159,740
0.1
3,875
Lowe's Cos., Inc.
999,983
0.6
7,632
(1)
Mattel, Inc.
139,666
0.1
31
(1)
NVR, Inc.
251,647
0.1
7,700  Penske Automotive
Group, Inc.
1,419,957
0.8
239
Pool Corp.
74,260
0.0
2,321
PulteGroup, Inc.
306,418
0.2
3,356
Ralph Lauren Corp.
996,497
0.6
840
Ross Stores, Inc.
123,614
0.1
1,138  Service Corp.
International
90,187
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
1,054
(1)
Skechers USA, Inc.
- Class A
$ 66,486
0.0
6,000
Texas Roadhouse, Inc.
1,035,300
0.6
1,085
Toll Brothers, Inc.
150,815
0.1
19,000
Tractor Supply Co.
1,173,440
0.7
299
(1)
Ulta Beauty, Inc.
147,326
0.1
2,850
Williams-Sonoma, Inc.
536,342
0.3
739
Yum! Brands, Inc.
108,611
0.1
17,412,863
9.7
Consumer Staples : 7.5%
9,722  Albertsons Cos., Inc.
- Class A
189,190
0.1
1,945  Archer-Daniels-
Midland Co.
121,835
0.1
1,158
(1)
BellRing Brands, Inc.
47,536
0.0
2,816
(1)
BJ's Wholesale Club
Holdings, Inc.
275,067
0.2
3,402  Casey's General
Stores, Inc.
1,682,357
0.9
758  Church & Dwight Co.,
Inc.
70,615
0.0
483
Clorox Co.
57,091
0.0
721  Coca-Cola
Consolidated, Inc.
84,530
0.0
3,911
Conagra Brands, Inc.
74,818
0.0
740
Dollar General Corp.
80,482
0.0
10,950  Estee Lauder Cos.,
Inc. - Class A
1,004,444
0.6
2,519
General Mills, Inc.
124,262
0.1
813
Hershey Co.
149,389
0.1
3,172
Hormel Foods Corp.
80,696
0.0
3,667
Ingredion, Inc.
475,023
0.3
2,914
Kellogg Co.
231,663
0.1
6,716
Kenvue, Inc.
139,088
0.1
3,068
Kraft Heinz Co.
85,812
0.1
6,410
Kroger Co.
434,854
0.2
44,470
(1)
Maplebear, Inc.
1,928,664
1.1
1,631
McCormick & Co., Inc.
114,774
0.1
4,477  Molson Coors
Beverage Co. - Class
B
226,044
0.1
28,091
(1)
Performance Food
Group Co.
2,848,427
1.6
2,058
Pilgrim's Pride Corp.
91,478
0.1
1,287
(1)
Post Holdings, Inc.
145,624
0.1
892
Sysco Corp.
71,779
0.0
3,950  Tyson Foods, Inc.
- Class A
224,281
0.1
31,712
(1)
US Foods Holding
Corp.
2,460,851
1.4
13,520,674
7.5
Energy : 4.3%
3,595  Antero Midstream
Corp.
63,955
0.0
44,715
Baker Hughes Co.
2,030,061
1.1
16,700
Chord Energy Corp.
1,835,163
1.0
81,200
Coterra Energy, Inc.
1,984,528
1.1
37,725
Devon Energy Corp.
1,361,872
0.8

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
567
DT Midstream, Inc.
$ 59,070
0.0
2,887
Kinder Morgan, Inc.
77,891
0.1
770  Marathon Petroleum
Corp.
138,377
0.1
486
Phillips 66
64,920
0.0
1,976
TechnipFMC PLC
72,638
0.0
507
Valero Energy Corp.
77,069
0.1
7,765,544
4.3
Financials : 15.6%
796  Affiliated Managers
Group, Inc.
178,957
0.1
1,900
Allstate Corp.
386,555
0.2
15,204  American Financial
Group, Inc.
2,065,615
1.1
4,667  Annaly Capital
Management, Inc.
98,894
0.1
3,264  Arch Capital Group
Ltd.
298,754
0.2
722
Assurant, Inc.
155,670
0.1
3,030  Axis Capital Holdings
Ltd.
298,697
0.2
635  Bank of New York
Mellon Corp.
67,056
0.0
1,197
Bank OZK
62,807
0.0
1,192
Brown & Brown, Inc.
115,564
0.1
1,189  Cboe Global Markets,
Inc.
280,545
0.2
3,509  Cincinnati Financial
Corp.
538,982
0.3
875  Commerce
Bancshares, Inc.
54,198
0.0
407  Cullen/Frost Bankers,
Inc.
52,515
0.0
690  East West Bancorp,
Inc.
72,547
0.0
741
(1)
Euronet Worldwide,
Inc.
69,054
0.0
759  Evercore, Inc. - Class
A
244,057
0.1
275
Everest Re Group Ltd.
94,017
0.1
372  FactSet Research
Systems, Inc.
138,875
0.1
44,731  Fidelity National
Financial, Inc.
2,678,045
1.5
1,305  Fidelity National
Information Services,
Inc.
91,102
0.1
1,433
Fifth Third Bancorp
65,588
0.0
1,061
Global Payments, Inc.
94,238
0.1
2,131
Globe Life, Inc.
298,233
0.2
961  Hanover Insurance
Group, Inc.
166,714
0.1
19,360  Hartford Financial
Services Group, Inc.
2,561,522
1.4
867
Houlihan Lokey, Inc.
172,750
0.1
126,293  Huntington
Bancshares, Inc.
2,249,278
1.2
851  Jack Henry &
Associates, Inc.
138,934
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
3,209  Janus Henderson
Group PLC
$ 142,223
0.1
2,691
Lazard, Inc.
153,818
0.1
1,384
Loews Corp.
133,971
0.1
471
M&T Bank Corp.
94,982
0.1
150
(1)
Markel Corp.
293,859
0.2
391  MarketAxess Holdings,
Inc.
71,881
0.0
12,920  MGIC Investment
Corp.
359,564
0.2
118
MSCI, Inc.
66,991
0.0
823
Nasdaq, Inc.
77,971
0.0
715
Northern Trust Corp.
93,865
0.1
50,740  Old Republic
International Corp.
2,028,078
1.1
964  OneMain Holdings,
Inc.
59,633
0.0
277
Primerica, Inc.
74,607
0.0
22,859  Principal Financial
Group, Inc.
1,840,378
1.0
13,235  Raymond James
Financial, Inc.
2,242,538
1.2
3,122  Regions Financial
Corp.
85,512
0.0
277  Reinsurance Group of
America, Inc.
53,957
0.0
988  RenaissanceRe
Holdings Ltd.
240,074
0.1
1,514
RLI Corp.
102,543
0.1
3,125
SEI Investments Co.
275,875
0.2
646
Stifel Financial Corp.
74,477
0.0
7,655
Synchrony Financial
584,383
0.3
1,708  T. Rowe Price Group,
Inc.
183,815
0.1
1,003  Tradeweb Markets,
Inc. - Class A
123,730
0.1
45,700
Truist Financial Corp.
2,139,674
1.2
3,132
Unum Group
218,802
0.1
3,962
W.R. Berkley Corp.
284,036
0.2
7,100  Willis Towers Watson
PLC
2,320,209
1.3
28,211,209
15.6
Health Care : 6.1%
476  Agilent Technologies,
Inc.
59,814
0.0
3,512
Cardinal Health, Inc.
522,515
0.3
2,279
(1)
Centene Corp.
66,182
0.0
224
Chemed Corp.
102,581
0.1
1,780  Encompass Health
Corp.
216,733
0.1
872  GE HealthCare
Technologies, Inc.
64,293
0.0
2,755
(1)
Henry Schein, Inc.
191,693
0.1
29,275
(1)
Hologic, Inc.
1,964,938
1.1
322
Humana, Inc.
97,779
0.1
977
(1)
Jazz Pharmaceuticals
PLC
124,812
0.1
9,725
Labcorp Holdings, Inc.
2,703,453
1.5
5,660
(1)
Molina Healthcare, Inc.
1,023,498
0.6

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
1,409
QIAGEN N.V.
$ 65,519
0.0
13,002
Quest Diagnostics, Inc.
2,361,683
1.3
500
ResMed, Inc.
137,255
0.1
9,431  Royalty Pharma PLC
- Class A
339,327
0.2
2,414
(1)
Solventum Corp.
176,439
0.1
652
STERIS PLC
159,779
0.1
571
(1)
Tenet Healthcare Corp.
105,252
0.1
502
(1)
United Therapeutics
Corp.
152,990
0.1
1,135  Universal Health
Services, Inc. - Class B
206,093
0.1
803  Zimmer Biomet
Holdings, Inc.
85,198
0.0
10,927,826
6.1
Industrials : 19.9%
1,260
A.O. Smith Corp.
89,825
0.0
507
Acuity Brands, Inc.
165,520
0.1
2,274
AECOM
284,000
0.2
12,125
AGCO Corp.
1,311,804
0.7
962
Air Lease Corp.
57,922
0.0
1,336
(1)
Alaska Air Group, Inc.
83,874
0.0
1,314
Allegion PLC
223,117
0.1
2,225  Allison Transmission
Holdings, Inc.
194,265
0.1
853
AMETEK, Inc.
157,634
0.1
601  Applied Industrial
Technologies, Inc.
158,412
0.1
529  Armstrong World
Industries, Inc.
103,562
0.1
7,125
(1)
Builders FirstSource,
Inc.
988,095
0.5
615  BWX Technologies,
Inc.
99,655
0.1
318
(1)
CACI International, Inc.
- Class A
152,551
0.1
422
Carlisle Cos., Inc.
162,846
0.1
20,050
Carrier Global Corp.
1,307,260
0.7
2,354  CH Robinson
Worldwide, Inc.
302,960
0.2
352
(1)
Clean Harbors, Inc.
85,258
0.0
5,404
CNH Industrial NV
61,876
0.0
527
Crane Co.
97,653
0.1
54,600
CSX Corp.
1,775,046
1.0
778
Cummins, Inc.
309,986
0.2
364
Curtiss-Wright Corp.
174,047
0.1
3,114
Delta Air Lines, Inc.
192,383
0.1
2,015
Donaldson Co., Inc.
160,535
0.1
973
Dover Corp.
174,031
0.1
455
EMCOR Group, Inc.
282,100
0.2
197
Equifax, Inc.
48,521
0.0
499
Esab Corp.
57,570
0.0
1,573  Expeditors
International of
Washington, Inc.
189,609
0.1
424  Ferguson Enterprises,
Inc.
98,008
0.1
1,393
Flowserve Corp.
74,748
0.0
1,159
Fortive Corp.
55,470
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
6,275
(1)
FTI Consulting, Inc.
$ 1,058,216
0.6
3,406
(1)
Gates Industrial Corp.
PLC
87,057
0.0
47,520
Genpact Ltd.
2,154,557
1.2
1,722
Graco, Inc.
147,042
0.1
4,259
Hubbell, Inc.
1,835,586
1.0
282
IDEX Corp.
46,389
0.0
1,105
ITT, Inc.
188,126
0.1
1,926
Jacobs Solutions, Inc.
281,639
0.2
1,094  JB Hunt Transport
Services, Inc.
158,619
0.1
708
(1)
Kirby Corp.
68,818
0.0
45,062  Knight-Swift
Transportation
Holdings, Inc.
1,978,222
1.1
5,204  L3Harris Technologies,
Inc.
1,444,734
0.8
8,600
Landstar System, Inc.
1,138,038
0.6
1,671
Leidos Holdings, Inc.
302,317
0.2
10,570  Lincoln Electric
Holdings, Inc.
2,564,599
1.4
3,238
Masco Corp.
237,637
0.1
429
(1)
MasTec, Inc.
77,945
0.0
9,335
(1)
Middleby Corp.
1,277,495
0.7
1,509  MSC Industrial Direct
Co., Inc. - Class A
136,157
0.1
3,381
Mueller Industries, Inc.
324,373
0.2
438  Old Dominion Freight
Line, Inc.
66,125
0.0
1,307
Oshkosh Corp.
182,157
0.1
1,199
Otis Worldwide Corp.
103,570
0.1
711
Paychex, Inc.
99,152
0.1
1,682
Pentair PLC
180,865
0.1
896
RB Global, Inc.
102,628
0.1
9,525
Regal Rexnord Corp.
1,422,368
0.8
6,075
Republic Services, Inc.
1,421,368
0.8
160  Rockwell Automation,
Inc.
54,949
0.0
1,279
Ryder System, Inc.
239,838
0.1
1,052  Science Applications
International Corp.
123,820
0.1
375  Simpson
Manufacturing Co., Inc.
71,670
0.0
1,236
Snap-on, Inc.
401,997
0.2
2,053
Southwest Airlines Co.
67,544
0.0
1,426  SS&C Technologies
Holdings, Inc.
126,429
0.1
19,325
Textron, Inc.
1,549,092
0.9
809
Toro Co.
65,577
0.0
14,275
TransUnion
1,261,910
0.7
1,567
(1)
United Airlines
Holdings, Inc.
164,535
0.1
117
United Rentals, Inc.
111,892
0.1
549
Valmont Industries, Inc.
201,549
0.1
168
Verisk Analytics, Inc.
45,044
0.0
251
Watsco, Inc.
100,997
0.1
976  Westinghouse Air
Brake Technologies
Corp.
188,856
0.1

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
498
Woodward, Inc.
$ 122,916
0.1
16,191
Xylem, Inc.
2,291,998
1.3
35,956,555
19.9
Information Technology : 8.2%
14,667
(1)
Akamai Technologies,
Inc.
1,160,600
0.6
3,190
Amdocs Ltd.
272,968
0.2
8,750
(1)
Check Point Software
Technologies Ltd.
1,689,975
0.9
3,767  Cognizant Technology
Solutions Corp. - Class
A
272,166
0.1
1,584
Corning, Inc.
106,176
0.1
4,501
(1)
Dropbox, Inc. - Class A
130,799
0.1
913
(1)
F5, Inc.
285,897
0.2
6,539
(1)
Flex Ltd.
350,621
0.2
2,137
Gen Digital, Inc.
64,537
0.0
4,680  Hewlett Packard
Enterprise Co.
105,628
0.1
3,106
HP, Inc.
88,645
0.0
809
Jabil, Inc.
165,707
0.1
13,789
(1)
Keysight Technologies,
Inc.
2,253,536
1.2
23,800  Microchip Technology,
Inc.
1,547,000
0.9
19,600
MKS Instruments, Inc.
2,025,464
1.1
386
(1)
Ralliant Corp.
16,139
0.0
887
TD SYNNEX Corp.
131,338
0.1
358
(1)
Teledyne Technologies,
Inc.
192,665
0.1
29,870
(1)
Trimble, Inc.
2,414,093
1.3
871
VeriSign, Inc.
238,105
0.1
4,308
(1)
Zebra Technologies
Corp. - Class A
1,366,024
0.8
14,878,083
8.2
Materials : 10.7%
8,832
Amcor PLC
76,220
0.0
13,233
AptarGroup, Inc.
1,842,960
1.0
1,683
Avery Dennison Corp.
288,887
0.2
43,725
(1)
Axalta Coating
Systems Ltd.
1,366,844
0.8
24,305  CF Industries
Holdings, Inc.
2,105,542
1.2
2,524
Corteva, Inc.
187,256
0.1
21,866
Crown Holdings, Inc.
2,173,043
1.2
420
Eagle Materials, Inc.
96,978
0.1
1,038
Eastman Chemical Co.
73,013
0.0
10,675
Franco-Nevada Corp.
2,010,636
1.1
37,050  Graphic Packaging
Holding Co.
825,104
0.5
2,647
International Paper Co.
131,503
0.1
804
Louisiana-Pacific Corp.
76,468
0.0
1,483
Mosaic Co.
49,532
0.0
80
NewMarket Corp.
66,157
0.0
9,750  Packaging Corp. of
America
2,125,110
1.2
556
PPG Industries, Inc.
61,844
0.0
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials: (continued)
1,134  Reliance Steel &
Aluminum Co.
$ 335,278
0.2
1,000
Royal Gold, Inc.
179,580
0.1
18,096
RPM International, Inc.
2,267,610
1.3
1,334
Silgan Holdings, Inc.
62,591
0.0
10,996
Steel Dynamics, Inc.
1,439,596
0.8
15,850
Westlake Corp.
1,391,947
0.8
19,233,699
10.7
Real Estate : 6.8%
1,507  American Homes 4
Rent - Class A
53,981
0.0
521  AvalonBay
Communities, Inc.
102,038
0.1
3,341  Brixmor Property
Group, Inc.
93,515
0.1
15,725
Camden Property Trust
1,760,885
1.0
1,367
(1)
CBRE Group, Inc.
- Class A
221,618
0.1
2,112
CubeSmart
86,423
0.0
359  EastGroup Properties,
Inc.
60,872
0.0
33,608  Equity LifeStyle
Properties, Inc.
2,026,226
1.1
1,744
Equity Residential
115,313
0.1
442  Essex Property Trust,
Inc.
119,433
0.1
1,710  First Industrial Realty
Trust, Inc.
89,946
0.0
4,548  Gaming and Leisure
Properties, Inc.
218,349
0.1
5,244  Host Hotels & Resorts,
Inc.
90,249
0.1
377
(1)
Jones Lang LaSalle,
Inc.
115,200
0.1
17,350  Lamar Advertising Co.
- Class A
2,207,788
1.2
823  Mid-America
Apartment
Communities, Inc.
120,010
0.1
51,680  National Retail
Properties, Inc.
2,217,589
1.2
2,933  Omega Healthcare
Investors, Inc.
124,858
0.1
2,623
Rayonier, Inc.
68,932
0.0
1,067  Regency Centers
Corp.
77,358
0.0
8,240  SBA Communications
Corp.
1,687,964
0.9
738  Simon Property Group,
Inc.
133,327
0.1
8,947
VICI Properties, Inc.
302,230
0.2
1,669
WP Carey, Inc.
111,990
0.1
12,206,094
6.8
Utilities : 7.1%
50,797
Alliant Energy Corp.
3,305,361
1.8
2,775
Ameren Corp.
276,889
0.2
15,954  American Water Works
Co., Inc.
2,289,559
1.3

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
1,326
Atmos Energy Corp.
$ 220,288
0.1
1,945  Brookfield Renewable
Corp.
65,547
0.0
4,322  CenterPoint Energy,
Inc.
162,983
0.1
35,047
CMS Energy Corp.
2,508,314
1.4
1,892  Consolidated Edison,
Inc.
185,851
0.1
2,010
DTE Energy Co.
274,667
0.1
2,140
Edison International
120,118
0.1
3,358
Entergy Corp.
295,806
0.2
2,415
Essential Utilities, Inc.
95,417
0.0
4,352
Evergy, Inc.
310,124
0.2
2,065
Eversource Energy
132,305
0.1
6,124
Exelon Corp.
267,496
0.1
3,358
FirstEnergy Corp.
146,476
0.1
1,072
IDACORP, Inc.
134,107
0.1
2,597
National Fuel Gas Co.
225,264
0.1
4,096
NiSource, Inc.
173,138
0.1
4,287
OGE Energy Corp.
191,457
0.1
9,087
PG&E Corp.
138,849
0.1
2,768  Pinnacle West Capital
Corp.
247,348
0.1
5,868
PPL Corp.
214,006
0.1
1,198  Public Service
Enterprise Group, Inc.
98,631
0.1
453
(1)
Talen Energy Corp.
171,651
0.1
4,478
UGI Corp.
155,118
0.1
2,197  WEC Energy Group,
Inc.
234,002
0.1
3,391
Xcel Energy, Inc.
245,474
0.1
12,886,246
7.1
Total Common Stock
(Cost $163,459,325)
174,478,957
96.7
EXCHANGE-TRADED FUNDS : 0.3%
5,659  iShares Russell Mid-
Cap ETF
543,604
0.3
Total Exchange-Traded
Funds
(Cost $535,745)
543,604
0.3
OTHER : —%
Communication Services : —%
1,308
(2)(3)(4)
GCI Liberty, Inc. -
Class A
—
—
Total Other
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $163,995,070)
175,022,561
97.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.8%
Mutual Funds : 2.8%
4,965,439
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.180%
(Cost $4,965,439) $ 4,965,439 2.8
Total Short-Term
Investments
(Cost $4,965,439)
$ 4,965,439
2.8
Total Investments in
Securities
(Cost $168,960,509) $ 179,988,000 99.8
Assets in Excess of
Other Liabilities 300,496 0.2
Net Assets $ 180,288,496 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Represents an escrow position for future entitlements, if any, on the stock. The escrow position was received as part of a settlement agreement. These holdings are non-income producing.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of August 31, 2025, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of August 31, 2025.

PORTFOLIO OF INVESTMENTS
as of August 31, 2025 (Unaudited) (continued)

Voya Multi-Manager Mid Cap
Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
August 31, 2025
Asset Table
Investments, at fair value
Common Stock* $ 174,478,957 $ — $ — $ 174,478,957
Exchange-Traded Funds 543,604 — — 543,604
Short-Term Investments 4,965,439 — — 4,965,439
Total Investments, at fair value $ 179,988,000 $ — $ — $ 179,988,000
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At August 31, 2025, Voya Multi-Manager Mid Cap Value Fund held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
GCI Liberty, Inc. - Class A 5/23/2023 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 15,254,192
Gross Unrealized Depreciation (4,226,702)
Net Unrealized Appreciation $ 11,027,490